PREPAID EXPENSES	6 Months Ended
Jun. 30, 2022
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 8 – PREPAID EXPENSES

Prepaid expenses are as follows:

	June 30,	December 31,
	2022	2021
Prepaid R&D costs	$552,159	$329,033
Prepaid insurance	273,676	684,191
Prepaid other expenses	968	2,250
Total	$826,803	$1,015,474